Financial Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign Currency Risk [Member]
Financial Risk Management [Line Items]
Excess financial liabilities over financial assets	$ 50,379	$ 39,949